INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

NOTE 12. INCOME TAX

The income tax is recognized in each of the countries where the Bancolombia Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

12.1 Components recognized in the income statement:

	December 31,	December 31,	December 31,
	2021	2020	2019
In millions of Colombian pesos
Current tax(1)
Fiscal term	(1,321,400)	(673,603)	(1,040,558)
Prior fiscal terms	71,932	4,723	(7,908)
Total current tax	(1,249,468)	(668,880)	(1,048,466)
Deferred tax
Fiscal term(2)	(530,926)	684,413	(210,898)
Adjustments for consolidation purposes	4,169	(8,947)	(3,600)
Total deferred tax	(526,757)	675,466	(214,498)
Total income tax(3)	(1,776,225)	6,586	(1,262,964)
(1)	The nominal income tax rate used in Colombia for the year 2021 is 31% and for the year 2020 it was 32%. The Colombian financial institutions of the Group liquidated some additional points in the income tax of 3% for the year 2021 and 4% for the year 2020.
(2)	The variation is mainly generated by the update of the deferred tax rate introduced by Law 2155 of 2021 from 33% to 38% in Colombia, for financial institutions.
(3)	See table 12.3 Reconciliation of the effective tax rate.

12.2 Legal regulatory changes

Colombia:

The applicable Corporate Income Tax rate in Colombia for FY 2022 onwards is 35%. Financial institutions must add a surcharge of 3% on the general rate of the corporate income Tax until 2025. These additional points are applicable when taxable income exceeds over 120.000 UVT.

From FY 2022, only 50% of the industry and trade Tax- ITT can be credited against the Corporate Income Tax liability.

A reduced statute of limitations has been established for FY 2022 and 2023. The reduced statute of limitations applies for taxpayers that increase their net income tax liability by at least 35% or 25% with respect to the net income tax in the previous year. The limitation period will apply after 6 or 12 months, respectively, if the Tax Authority has not formally started a tax audit.

Article 616-1 of the Tax Statute was modified, leaving transitory paragraph 1 of the same article invalid, therefore, as of the year 2022, an electronic sales invoice, equivalent document and/or electronic documents will be required. current tax regulations as fiscal support for the origin of deductions in income tax and deductible taxes in sales tax (VAT).

At the same time, for the purposes of the electronic invoice being deemed as a support of costs, expenses and creditable taxes, when the sale of a good and / or the provision of a service is carried out on credit or a term is extended for the payment, the acquirer must confirm the reception of the electronic invoice and the goods or services acquired by electronic message sent to the issuer for issuance of the same, taking into account the deadlines, as well as the conditions, mechanisms, technical and technological requirements established by the DIAN.

The Tax Administration will determine those who are obliged to provide information in accordance with the automatic exchange of information, as well as the information they must provide and the due diligence procedures they must comply with. In addition, authority for the superivision of the due diligence procedures has been transferred to the DIAN and the penalty system for the breach of obligations related to the prevention of money laundering and the financing of terrorism applicable to the entities supervised by the respective superintendence has been deleted.

Finally, the definition of “final beneficiary” is modified into the tax legal system. On December 27th of 2021, the tax administration issued Ruling 164 which ruled sections 631-5 y 631-6 of the Colombian Tax code and set forth the terms and conditions applicable to the final beneficiary register by its acronym in spanish RUB.

Other Countries:

The income tax rate in the other countries where the Group has a presence amounts to 25% in Guatemala and Panama and 30% in El Salvador and Costa Rica. Until November 2020, a 5% surcharge was applied in El Salvador as a special contribution, of the value of income tax for net capital gains greater than USD$500.000.

12.3   Reconciliation of the effective tax rate

The reconciliation between total income tax expenses calculated at the current nominal tax rate and the tax expense recognized in the income statement for the periods ended December 31, 2021, 2020 and 2019 is detailed below:

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2021	2020	2019
In millions of Colombian pesos
Accounting profit	5,984,012	308,773	4,477,531
Applicable tax with nominal rate	(2,034,564)	(111,158)	(1,477,585)
Non-deductible expenses to determine taxable profit (loss)	(260,546)	(709,601)	(281,633)
Accounting and non-tax expense (income) to determine taxable profit (loss)	767,857	580,970	822,683
Differences in accounting bases(1)	(32,714)	(400,042)	(304,871)
Fiscal and non-accounting expense (income) to determine taxable profit (loss)	(285,191)	(270,326)	(434,929)
Ordinary activities income exempt from taxation	412,495	290,822	258,622
Ordinary activities income not constituting income or occasional tax gain	98,870	153,638	173,791
Tax deductions	226,064	112,746	151,011
Goodwill Depreciation	200,617	212,378	194,679
Tax depreciation surplus	140,384	156,998	100,286
Untaxed recoveries	(84,692)	(35,788)	(22,800)
Tax rate effect in other countries(2)	(384,669)	(139,106)	(27,038)
Prior fiscal terms	71,932	4,723	(7,908)
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)(3)	(612,068)	160,332	(407,272)
Total income tax	(1,776,225)	6,586	(1,262,964)
(1)	Difference between the technical accounting frameworks in force in Colombia and the full International Financial Reporting Standards (IFRS)
(2)	The variation originates from the adjustments for the different rates in the jurisdictions where Grupo Bancolombia is present.
(3)	The variation is mainly generated by the update of the deferred tax rate introduced by Law 2155 of 2021 from 33% to 38% in Colombia, for financial institutions.

12.4 Components recognized in Other Comprehensive Income (OCI)

See Consolidated Statement of Comprehensive Income

December 31, 2021
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	7,444	(1,791)	5,653
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	3,994	48,153	52,147
Gains due to asset revaluation	-	(142)	(142)
Unrealized loss Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(61,052)	9,527	(51,525)
Loss on net investment hedge in foreign operations	(1,207,052)	493,346	(713,706)
Exchange differences arising on translating the foreign operations.	2,513,742	-	2,513,742
Unrealized gains on investments in associates and joint ventures using equity method	2,913	(982)	1,931
Net	1,259,989	548,111	1,808,100
(1)	Includes income tax to partial payments of asset-backed securities transferred to retained earnings and reclassification of income tax on investments in associates that were transferred from retained earnings to OCI.

See Consolidated Statement of Comprehensive Income

December 31, 2020
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement income related to defined benefit liability	8,556	(4,940)	3,616
Unrealized loss Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	(132,593)	37,736	(94,857)
Gains due to asset revaluation	3,561	(1,211)	2,350
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	53,311	(5,612)	47,699
Loss on net investment hedge in foreign operations	(341,792)	39,443	(302,349)
Exchange differences arising on translating the foreign operations.	339,475	-	339,475
Unrealized gains on investments in associates and joint ventures using equity method	5,020	(89)	4,931
Net	(64,462)	65,327	865
(1)	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.

See Consolidated Statement of Comprehensive Income

December 31, 2019
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Remeasurement expense related to defined benefit liability	(38,451)	14,835	(23,616)
Unrealized gain Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)(1)	56,496	(12,607)	43,889
Unrealized gain Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	27,675	-	27,675
Loss on net investment hedge in foreign operations	(60,258)	20,213	(40,045)
Exchange differences arising on translating the foreign operations.	104,955	-	104,955
Unrealized gains on investments in associates and joint ventures using equity method	8,151	(32)	8,119
Net	98,568	22,409	120,977
(1)	The tax related to financial instruments is segregated between equity instruments and debt instruments, in order to improve the presentation.

12.5       Deferred tax

In accordance with its financial projections, the companies from the Bancolombia Group's expects in the future to generate enough liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared considering information from the Bancolombia Group's economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group's strategy is taken into account.

		Effect on				Adjustments for
	December 31,	Income	Effect on	Effect on	Foreign	consolidation	December 31,
	2020	Statement	OCI	Equity	Exchange	purposes	2021
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	4,041	(1,413)	-	-	530	-	3,158
Employee Benefits	231,470	49,867	(1,798)	-	3,744	-	283,283
Deterioration assessment	860,229	(338,036)	-	-	91,976	437	614,606
Financial instruments evaluation	4,939	373	71	-	-	-	5,383
Tax credits settlement	73,051	(43,387)	-	-	-	-	29,664
Financial Obligations	45,601	194,501	-	-	-	-	240,102
Net investment coverage in operations abroad	346,956	167,456	493,346	-	2,186	-	1,009,944
Other deductions	111,930	(20,769)	-	-	621	-	91,782
implementation adjustment	400,123	(13,528)	-	-	23,409	-	410,004
Total Asset Deferred Tax	2,078,340	(4,936)	491,619	-	122,466	437	2,687,926
Liability Deferred Tax:
Property and equipment	(288,662)	(25,687)	(142)	-	(3,099)	-	(317,590)
Employee Benefits	(7)	-	7	-	-	-	-
Deterioration assessment	(14,875)	2,032	-	-	(4,082)	2,274	(14,651)
Financial instruments evaluation	(231,491)	148,753	57,609	(15,395)	(238)	1,458	(39,304)
Derivatives evaluation	(113,968)	(40,495)	-	-	-	-	(154,463)
Lease restatement	(237,852)	(13,010)	-	-	-	-	(250,862)
Investments in associates. Adjustment for equity method	(784)	(176,089)	(982)	5,119	-	-	(172,736)
Goodwill	(1,184,058)	(383,107)	-	-	(2,830)	-	(1,569,995)
Properties received in payment	(138,210)	(24,448)	-	-	(2,896)	-	(165,554)
Other deductions	(240,827)	(13,942)	-	(4,614)	(3,858)	-	(263,241)
implementation adjustment	(8,405)	3	-	-	(1,339)	-	(9,741)
Total Liability Deferred Tax	(2,459,139)	(525,990)	56,492	(14,890)	(18,342)	3,732	(2,958,137)
Net Deferred Tax	(380,799)	(530,926)	548,111	(14,890)	104,124	4,169	(270,211)

12.6    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is

In accordance with IAS 12, no deferred tax credit was recorded, because management can control the future moment in which such differences are reversed and this is not expected to occur in the foreseeable future.

	December 31, 2021	December 31, 2020
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,800,928)	(1,219,380)
Foreign Subsidiaries	(17,966,532)	(4,547,635)

12.7        Tax credits

For the 2021 period, a deferred tax asset was recognized since the Group companies will have future taxable profits in which they can charge this temporary difference.

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2021.

		Deferred tax
Company	Base	recognized asset
In millions of Colombian pesos
Renting Colombia	89,501	29,536
Pasarela Colombia	366	128
Total	89,867	29,664

12.8       Dividends

12.8.1   Dividend Payment

If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries in which they are decreed and distributed. In the case of Colombian companies, dividends will be subject to the application of Articles 48 and 49 of the Tax Statute and consequently will be subject to withholding at source at the established rates, in accordance with the tax characteristics of each shareholder.

12.8.2   Dividends received from Subsidiary Companies

Considering the historical tax status of the dividends received by the Bank from its affiliates and national subsidiaries, it is expected that in the future dividends will be received on the basis of non-income tax.  They will not be subject to withholding tax, taking into account that the Bank, its affiliates and national subsidiaries belong to the same business group.

12.9     Tax contingent liabilities and assets

In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied in accordance with the interpretations made by the Group Bancolombia.

In Colombia due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria than that of the Bancolombia Group. Consequently, a dispute or inspection by the tax authority on a tax treatment may affect the Group Bancolombia accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12. In the other countries where the Group is present, uncertain tax positions have not not recognized.

For Colombia, the Group recognizes uncertain tax positions according to the criteria established in the interpretation of IFRIC 23. Additionally, these positions were updated in the course of 2021. The movement of the provision as of December 2021 is presented below and 2020:

				Balance December
Balance December 2020	Update	Payments	Reversal	2021
113,522	8,760	-	(122,282)	-

The value of the uncertain tax position was recovered, taking into account that the tax returns on which it was constituted became final in the course of 2021.

				Balance December
Balance December 2019	Update	Payments	Reversal	2020
102,552	10,970	-	-	113,522